LOANS AND PAYMENT PLAN RECEIVABLES, Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Impaired loans [Abstract]
TDR		$ 9,325		$ 13,006
Non - TDR		299		334
TDR - allowance based on collateral		5,879		10,085
TDR's allowance based on present value cash flow		94,970		101,131
Non - TDR - allowance based on collateral		2,296		688
Non - TDR - allowance based on present value cash flow		0		0
Total impaired loans		112,769		125,244
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral		2,025		3,127
TDR - allowance based on present value cash flow		10,188		11,777
Non - TDR - allowance based on collateral		1,020		254
Non - TDR - allowance based on present value cash flow		0		0
Total amount of allowance for loan losses allocated		13,233		15,158
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		9,652	[1]	13,380	[1]
Unpaid Principal Balance, with no related allowance recorded		10,836	[1]	14,653	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		103,514	[1]	112,333	[1]
Unpaid Principal Balance, with an allowance recorded		108,211	[1]	118,328	[1]
Recorded Investment		113,166	[1]	125,713	[1]
Unpaid Principal Balance		119,047	[1]	132,981	[1]
Related Allowance		13,233	[1]	15,158	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		12,225	[2]	16,800	[2]	14,193	[2]
Interest Income Recognized, with No Related Allowance		469	[2]	1,020	[2]	802	[2]
Average Recorded Investment, with Related Allowance		107,692	[2]	122,200	[2]	145,246	[2]
Interest Income Recognized, with Related Allowance		4,565	[2]	4,846	[2]	5,189	[2]
Average Recorded Investment		119,917	[2]	139,000	[2]	159,439	[2]
Interest Income Recognized		5,034	[2]	5,866	[2]	5,991	[2]
Accrued Interest Included in Recorded Investment [Member]
Impaired Loans by class [Abstract]
Recorded Investment		397	[1]	469	[1]
Commercial [Member]
Sale of certain commercial watch, substandard and Non-performing loans [Abstract]
Watch, substandard and non-performing loans sold, book balance	8,601
Income Producing - Real Estate [Member]
Sale of certain commercial watch, substandard and Non-performing loans [Abstract]
Watch, substandard and non-performing loans sold, book balance	4,570
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		5,868	[1]	7,042	[1]
Unpaid Principal Balance, with no related allowance recorded		6,077	[1]	7,178	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		12,836	[1]	14,538	[1]
Unpaid Principal Balance, with an allowance recorded		13,797	[1]	15,631	[1]
Recorded Investment		18,704	[1]	21,580	[1]
Unpaid Principal Balance		19,874	[1]	22,809	[1]
Related Allowance		689	[1]	1,161	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		7,660	[2]	5,765	[2]	2,981	[2]
Interest Income Recognized, with No Related Allowance		250	[2]	340	[2]	166	[2]
Average Recorded Investment, with Related Allowance		12,772	[2]	18,164	[2]	23,508	[2]
Interest Income Recognized, with Related Allowance		677	[2]	587	[2]	571	[2]
Average Recorded Investment		20,432	[2]	23,929	[2]	26,489	[2]
Interest Income Recognized		927	[2]	927	[2]	737	[2]
Land, Land Development and Construction Real Estate [Member]
Sale of certain commercial watch, substandard and Non-performing loans [Abstract]
Watch, substandard and non-performing loans sold, book balance	401
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		1,051	[1]	2,185	[1]
Unpaid Principal Balance, with no related allowance recorded		1,606	[1]	3,217	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		3,456	[1]	3,366	[1]
Unpaid Principal Balance, with an allowance recorded		3,528	[1]	4,130	[1]
Recorded Investment		4,507	[1]	5,551	[1]
Unpaid Principal Balance		5,134	[1]	7,347	[1]
Related Allowance		499	[1]	686	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		1,145	[2]	3,092	[2]	2,549	[2]
Interest Income Recognized, with No Related Allowance		64	[2]	240	[2]	150	[2]
Average Recorded Investment, with Related Allowance		3,939	[2]	6,186	[2]	10,305	[2]
Interest Income Recognized, with Related Allowance		149	[2]	149	[2]	183	[2]
Average Recorded Investment		5,084	[2]	9,278	[2]	12,854	[2]
Interest Income Recognized		213	[2]	389	[2]	333	[2]
Commercial and Industrial [Member]
Sale of certain commercial watch, substandard and Non-performing loans [Abstract]
Watch, substandard and non-performing loans sold, book balance	3,630
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		2,685	[1]	4,110	[1]
Unpaid Principal Balance, with no related allowance recorded		2,667	[1]	4,087	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		8,251	[1]	9,382	[1]
Unpaid Principal Balance, with an allowance recorded		8,486	[1]	9,529	[1]
Recorded Investment		10,936	[1]	13,492	[1]
Unpaid Principal Balance		11,153	[1]	13,616	[1]
Related Allowance		2,006	[1]	2,031	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		3,351	[2]	3,980	[2]	3,526	[2]
Interest Income Recognized, with No Related Allowance		152	[2]	226	[2]	246	[2]
Average Recorded Investment, with Related Allowance		8,500	[2]	11,795	[2]	17,828	[2]
Interest Income Recognized, with Related Allowance		294	[2]	457	[2]	467	[2]
Average Recorded Investment		11,851	[2]	15,775	[2]	21,354	[2]
Interest Income Recognized		446	[2]	683	[2]	713	[2]
1-4 Family [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		0	[1]	8	[1]
Unpaid Principal Balance, with no related allowance recorded		49	[1]	8	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		53,206	[1]	57,612	[1]
Unpaid Principal Balance, with an allowance recorded		56,063	[1]	60,768	[1]
Recorded Investment		53,206	[1]	57,620	[1]
Unpaid Principal Balance		56,112	[1]	60,776	[1]
Related Allowance		6,195	[1]	7,236	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		29	[2]	5	[2]	290	[2]
Interest Income Recognized, with No Related Allowance		0	[2]	11	[2]	0	[2]
Average Recorded Investment, with Related Allowance		55,877	[2]	60,858	[2]	66,195	[2]
Interest Income Recognized, with Related Allowance		2,286	[2]	2,622	[2]	2,852	[2]
Average Recorded Investment		55,906	[2]	60,863	[2]	66,485	[2]
Interest Income Recognized		2,286	[2]	2,633	[2]	2,852	[2]
Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		48	[1]	35	[1]
Unpaid Principal Balance, with no related allowance recorded		397	[1]	163	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		18,799	[1]	20,171	[1]
Unpaid Principal Balance, with an allowance recorded		18,963	[1]	20,608	[1]
Recorded Investment		18,847	[1]	20,206	[1]
Unpaid Principal Balance		19,360	[1]	20,771	[1]
Related Allowance		3,075	[1]	3,221	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		40	[2]	28	[2]	222	[2]
Interest Income Recognized, with No Related Allowance		1	[2]	0	[2]	0	[2]
Average Recorded Investment, with Related Allowance		19,458	[2]	21,708	[2]	24,286	[2]
Interest Income Recognized, with Related Allowance		753	[2]	836	[2]	1,000	[2]
Average Recorded Investment		19,498	[2]	21,736	[2]	24,508	[2]
Interest Income Recognized		754	[2]	836	[2]	1,000	[2]
Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		0	[1]	0	[1]
Unpaid Principal Balance, with no related allowance recorded		0	[1]	0	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		162	[1]	154	[1]
Unpaid Principal Balance, with an allowance recorded		177	[1]	164	[1]
Recorded Investment		162	[1]	154	[1]
Unpaid Principal Balance		177	[1]	164	[1]
Related Allowance		14	[1]	11	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[2]	0	[2]	0	[2]
Interest Income Recognized, with No Related Allowance		0	[2]	0	[2]	0	[2]
Average Recorded Investment, with Related Allowance		160	[2]	136	[2]	65	[2]
Interest Income Recognized, with Related Allowance		6	[2]	4	[2]	2	[2]
Average Recorded Investment		160	[2]	136	[2]	65	[2]
Interest Income Recognized		6	[2]	4	[2]	2	[2]
Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		0	[1]	0	[1]
Unpaid Principal Balance, with no related allowance recorded		0	[1]	0	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		125	[1]	42	[1]
Unpaid Principal Balance, with an allowance recorded		205	[1]	118	[1]
Recorded Investment		125	[1]	42	[1]
Unpaid Principal Balance		205	[1]	118	[1]
Related Allowance		27	[1]	20	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[2]	0	[2]	0	[2]
Interest Income Recognized, with No Related Allowance		0	[2]	0	[2]	0	[2]
Average Recorded Investment, with Related Allowance		57	[2]	42	[2]	81	[2]
Interest Income Recognized, with Related Allowance		2	[2]	2	[2]	3	[2]
Average Recorded Investment		57	[2]	42	[2]	81	[2]
Interest Income Recognized		2	[2]	2	[2]	3	[2]
Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		0	[1]	0	[1]
Unpaid Principal Balance, with no related allowance recorded		40	[1]	0	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		2,744	[1]	2,959	[1]
Unpaid Principal Balance, with an allowance recorded		2,930	[1]	3,115	[1]
Recorded Investment		2,744	[1]	2,959	[1]
Unpaid Principal Balance		2,970	[1]	3,115	[1]
Related Allowance		219	[1]	254	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[2]	1,604	[2]	1,961	[2]
Interest Income Recognized, with No Related Allowance		2	[2]	83	[2]	97	[2]
Average Recorded Investment, with Related Allowance		2,837	[2]	1,448	[2]	1,432	[2]
Interest Income Recognized, with Related Allowance		174	[2]	85	[2]	50	[2]
Average Recorded Investment		2,837	[2]	3,052	[2]	3,393	[2]
Interest Income Recognized		176	[2]	168	[2]	147	[2]
Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		0	[1]	0	[1]
Unpaid Principal Balance, with no related allowance recorded		0	[1]	0	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		3,212	[1]	3,352	[1]
Unpaid Principal Balance, with an allowance recorded		3,215	[1]	3,347	[1]
Recorded Investment		3,212	[1]	3,352	[1]
Unpaid Principal Balance		3,215	[1]	3,347	[1]
Related Allowance		419	[1]	462	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[2]	1,841	[2]	2,093	[2]
Interest Income Recognized, with No Related Allowance		0	[2]	96	[2]	111	[2]
Average Recorded Investment, with Related Allowance		3,359	[2]	1,546	[2]	1,325	[2]
Interest Income Recognized, with Related Allowance		188	[2]	86	[2]	51	[2]
Average Recorded Investment		3,359	[2]	3,387	[2]	3,418	[2]
Interest Income Recognized		188	[2]	182	[2]	162	[2]
Loans Not Secured By Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		0	[1]	0	[1]
Unpaid Principal Balance, with no related allowance recorded		0	[1]	0	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		711	[1]	741	[1]
Unpaid Principal Balance, with an allowance recorded		835	[1]	902	[1]
Recorded Investment		711	[1]	741	[1]
Unpaid Principal Balance		835	[1]	902	[1]
Related Allowance		89	[1]	75	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[2]	470	[2]	549	[2]
Interest Income Recognized, with No Related Allowance		0	[2]	23	[2]	30	[2]
Average Recorded Investment, with Related Allowance		719	[2]	314	[2]	221	[2]
Interest Income Recognized, with Related Allowance		35	[2]	17	[2]	10	[2]
Average Recorded Investment		719	[2]	784	[2]	770	[2]
Interest Income Recognized		35	[2]	40	[2]	40	[2]
Other [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded		0	[1]	0	[1]
Unpaid Principal Balance, with no related allowance recorded		0	[1]	0	[1]
With no related allowance recorded		0	[1]	0	[1]
Recorded Investment, with an allowance recorded		12	[1]	16	[1]
Unpaid Principal Balance, with an allowance recorded		12	[1]	16	[1]
Recorded Investment		12	[1]	16	[1]
Unpaid Principal Balance		12	[1]	16	[1]
Related Allowance		1	[1]	1	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[2]	15	[2]	22	[2]
Interest Income Recognized, with No Related Allowance		0	[2]	1	[2]	2	[2]
Average Recorded Investment, with Related Allowance		14	[2]	3	[2]	0	[2]
Interest Income Recognized, with Related Allowance		1	[2]	1	[2]	0	[2]
Average Recorded Investment		14	[2]	18	[2]	22	[2]
Interest Income Recognized		$ 1	[2]	$ 2	[2]	$ 2	[2]

[1]	There were no impaired payment plan receivables at December 31, 2014 or 2013.
[2]	There were no impaired payment plan receivables during the years ending December 31, 2014, 2013 and 2012.